NOTES PAYABLE - Schedule of Future Payments of Principal (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022 (remaining nine months)	$ 273
2023	313	$ 358
2024	176	313
2025	111	182
2026 and thereafter	125
Total future payments	$ 998	$ 1,080